Offerings - Offering: 1	Mar. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $5.00 per share
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	13.90
Maximum Aggregate Offering Price	$ 2,780,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 383.92
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional shares of Common Stock, par value $5.00 per share, of Bassett Furniture Industries, Incorporated, that may become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or any other similar transaction. (2) Estimated in accordance with Rule 457(c) under the Securities Act on the basis of the average of the high and low prices of the Common Stock reported on Nasdaq on March 13, 2026, solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act.